Securities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Schedule of Amortized Cost and Fair Value of Securities

The amortized cost and fair values of securities are as follows (in thousands):

Securities Available for Sale:	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Loss	Fair Value
June 30, 2016:
Federal Home Loan Bank obligations	$5,015	9	—	$5,024
U.S. Government enterprise and agency obligations	12,016	14	—	12,030
Agency Mortgage-backed securities	49,113	189	(71)	49,231

Total	$66,144	212	(71)	$66,285

December 31, 2015:
Federal Home Loan Bank obligations	$15,074	6	(6)	$15,074
U.S. Government enterprise and agency obligations	14,037	7	(37)	14,007
Agency Mortgage-backed securities	37,007	—	(144)	36,863

Total	$66,118	13	(187)	$65,944

The amortized cost and fair values of securities are as follows (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Loss	Fair Value
Securities Available for Sale:
December 31, 2015:
Federal Home Loan Bank obligations	$15,074	6	(6)	$15,074
U.S. Government enterprise and agency obligations	14,037	7	(37)	14,007
Agency Mortgage-backed securities	37,007	—	(144)	36,863

Total	$66,118	13	(187)	$65,944

Securities held for maturity:
December 31, 2014:
U.S. Treasury securities	$5,025	5	—	$5,030
Federal Home Loan Bank obligations	23,269	24	(50)	23,243
U.S. Government enterprise and agency obligations	29,799	84	(85)	29,798
Agency Mortgage-backed securities	17,380	19	(1)	17,398

Total	$75,473	132	(136)	$75,469

Scheduled Maturities of Securities

Securities not due at a single maturity date, primarily mortgage backed securities, are shown separately. (in thousands)

	Securities Available for sale
	Amortized Cost	Fair Value
Due in one year or less	$11,029	$11,040
Due from one year to five years	6,002	6,014
Agency Mortgage-backed securities	49,113	49,231

	$66,144	$66,285

The amortized cost and fair value of securities at December 31, 2015, by contractual maturity, are shown below.

	Securities Available for sale
	Amortized Cost	Fair Value
Due in one year or less	$10,069	$10,071
Due from one year to five years	19,042	19,010
Agency Mortgage-backed securities	37,007	36,863

	$66,118	$65,944

Summary of Securities Available for Sale Sold

Securities available for sale sold, are summarized as follows (in thousands):

	For the three months ended		For the six months ended
	2016	2015	2016	2015
Proceeds received from sale	$8,872	6,054	$12,920	15,997

Gross Gains on sale	$105	53	$131	195

Securities available for sale sold during the year ended December 31, 2015, are summarized as follows (in thousands):

Proceeds received from sale	$60,369

Gross Gains on sale	$195

Schedule of Securities Unrealized Loss Position

Securities with unrealized losses aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows (in thousands):

	Less Than Twelve Months		More than Twelve Months
	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss	Fair Value
Securities Available for sale:
At June 30, 2016
Agency Mortgage-backed securities Totals	$(71)	$20,161	$—	$—

At December 31, 2015:
Federal Home Loan Bank obligations	$(6)	$6,018	$—	$—
U.S Government enterprise and agency obligations	(37)	12,000	—	—
Agency Mortgage-backed securities	(144)	36,863	—	—

Totals	$(187)	$54,881	$—	$—

Securities with unrealized losses aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows (in thousands):

	Less Than Twelve Months		More than Twelve Months
	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss	Fair Value
Securities Available for sale:
At December 31, 2015:
Federal Home Loan Bank obligations	$(6)	$6,018	$—	$—
U.S Government enterprise and agency obligations	(37)	12,000	—	—
Agency Mortgage-backed securities	(144)	36,863	—	—

Totals	$(187)	$54,881	$—	$—

Securities held for maturity:
At December 31, 2014:
Federal Home Loan Bank obligations	$(13)	$7,055	$(37)	$3,995
U.S Government enterprise and agency obligations	(50)	14,957	(35)	4,001
Agency Mortgage-backed securities	(1)	1,964	—	—

Totals	$(64)	$23,976	$(72)	$7,996